Average Annual Total Returns{- Fidelity® Series Government Money Market Fund} - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-09 - Fidelity® Series Government Money Market Fund - Fidelity Series Government Money Market Fund -Default - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.08%	1.12%	1.01%	[1]

[1]	(a)From April 22, 2016